Share Capital - Disclosure of fair value assumptions of warrants granted (Details) - Warrants [Member]	12 Months Ended
Apr. 30, 2024 Year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk Free Interest Rate	4.18%
Expected Dividend Yield	0.00%
Expected Volatility	61.35%
Expected Term in Years	2